PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS AND CONTINGENCIES
Summary of provisions

	Restructuring of operations	Contingencies, legal disputes and other	Total

Balance as of December 31, 2016	$3.5	$82.0	$85.5
Recognized in income	17.2	(15.8)	1.4
Payments	(14.8)	(27.9)	(42.7)
Other	—	0.5	0.5

Balance as of December 31, 2017	$5.9	$38.8	$44.7

Current portion	$4.0	$21.4	$25.4
Non-current portion (included in “Other Liabilities”)	1.9	17.4	19.3